Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014	Feb. 26, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,250,193	$ 1,201,842
Accumulated depreciation	(856,588)	(811,013)		$ (883,472)
PP&E, net	393,605	390,829		$ 380,389
Depreciation expense	103,700	99,800	$ 106,500
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,178	13,180
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	379,217	384,228
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	407,527	393,806
Capitalized internal-use software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	418,493	378,643
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 36,778	$ 31,985